Note 11 - Changes in Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Note 11 - Changes in Stockholders' Equity (Defict)

Convertible Preferred Stock

The Company has designated 2,000,000 shares of Series A convertible preferred stock (“Series A”) and 10,873,347 shares of Series B convertible preferred stock (“Series B”), of which 2,000,000 shares and 4,349,339 shares are issued and outstanding, respectively, from the 25,000,000 shares authorized. A total of 12,126,653 shares remain undesignated. The Series A shares carry 25:1 preferential voting rights.

No preferred shares were issued during the six months ended June 30, 2013.

Common Stock

The Company amended its Articles of Incorporation on April 29, 2013 to increase the authorized shares of common stock from 150,000,000 shares to 600,000,000 shares, of which 99,865,775 shares were issued and outstanding and 286,058,934 shares were reserved as of June 30, 2013.

Common Stock Issuances for Debt Conversions

On June 19, 2013, the Company issued 738,916 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the Fourth Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On May 15, 2013, the Company issued 6,933,250 shares of common stock pursuant to the conversion of $27,733, consisting of $25,000 of outstanding principal and $2,733 of accrued interest, on the Roberts Note (formerly the Continental Equities Note). The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On April 12, 2013, the Company issued 2,400,000 shares of common stock pursuant to the conversion of $12,000, consisting of $10,500 of outstanding principal and $1,500 of accrued interest on the Third Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On April 3, 2013, the Company issued 1,428,571 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the Continental Equities Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized, other than 178,571 of the shares that were issued in excess of the terms of conversion. As a result, a loss on conversion of $1,625 was recognized.

On March 25, 2013, the Company issued 657,894 shares of common stock pursuant to the conversion of $5,000 of outstanding principal on the Continental Equities Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 25, 2013, the Company issued 1,973,684 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the Third Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 13, 2013, the Company issued 1,967,213 shares of common stock pursuant to the conversion of $12,000 of outstanding principal on the Third Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 1, 2013, the Company issued 925,925 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the Continental Equities Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On February 19, 2013, the Company issued 2,162,162 shares of common stock pursuant to the conversion of $24,000 of convertible debt, consisting of $22,500 of principal and $1,500 of accrued and unpaid interest, on the Second Asher Note. The note was converted in accordance with the conversion 0terms; therefore no gain or loss has been recognized.

On February 5, 2013, the Company issued 914,634 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the Second Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On January 16, 2013, the Company issued 516,000 shares of common stock pursuant to the conversion of $10,320 of convertible debt, consisting of $8,000 of principal and $2,320 of accrued and unpaid interest, on the First Asher Note. The note was converted in accordance with the conversion 0terms; therefore no gain or loss has been recognized.

On January 2, 2013, the Company issued 717,703 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the First Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

Common Stock Issuances for Services

On June 3, 2013, the Company issued 175,000 shares of restricted common stock for administrative services provided by one of our employees. The total fair value of the common stock was $5,250 based on the closing price of the Company’s common stock on the date of grant.

On June 3, 2013, the Company issued 1,000,000 shares of restricted common stock for video production services provided by one of our vendors. The total fair value of the common stock was $30,000 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company’s Board of Directors granted the issuance of 2,000,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $38,000 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company’s Board of Directors granted the issuance of 1,294,066 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $24,587 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company issued 150,000 shares of restricted common stock as a bonus for board services provided by one of our Directors. The total fair value of the common stock was $2,850 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company issued another 150,000 shares of restricted common stock as a bonus for board services provided by another one of our Directors. The total fair value of the common stock was $2,850 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company issued 675,000 S-8 shares of common stock for professional services provided. The total fair value of the common stock was $12,825 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company granted 150,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $2,850 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company granted 300,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $5,700 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company granted 100,000 shares of restricted common stock to a consultant for business development services provided. The total fair value of the common stock was $1,900 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company issued 50,000 shares of restricted common stock for consulting services provided by one of our Directors. The total fair value of the common stock was $950 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company issued 125,000 shares of restricted common stock for consulting services provided by one of our Directors. The total fair value of the common stock was $2,375 based on the closing price of the Company’s common stock on the date of grant.

On March 13, 2013, the Company issued 600,000 S-8 shares of common stock for professional services provided. The total fair value of the common stock was $13,200 based on the closing price of the Company’s common stock on the date of grant.

On February 19, 2013, the Company granted 200,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $4,400 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company issued 300,000 S-8 shares of common stock for professional services provided. The total fair value of the common stock was $15,000 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company granted 50,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company granted 50,000 shares of restricted common stock to a consultant for Information Technology services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company issued 150,000 shares of restricted common stock for consulting services provided by one of our Directors. The total fair value of the common stock was $7,500 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company issued 620,000 shares of common stock to its CEO for unpaid compensation. The total fair value of the common stock was $31,000 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company issued 760,000 shares of common stock to its President of Programming for unpaid compensation. The total fair value of the common stock was $38,000 based on the closing price of the Company’s common stock on the date of grant.

On January 7, 2013, the Company issued 142,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $5,680 based on the closing price of the Company’s common stock on the date of grant.

Preferred Stock Authorized

The Board, from the authorized capital of 25,000,000 preferred shares, has authorized and designated 2,000,000 shares of Series A preferred stock (“Series A”) and 10,873,347 shares of Series B preferred stock (“Series B”), of which 2,000,000 shares and 4,349,339 shares are issued and outstanding, respectively.

The Series A shares carry 25:1 preferential voting rights, and are convertible into shares of common stock on a 1:1 basis.

The Series B shares are convertible at the option of the holder into shares of common stock at an initial ratio of one share of series B preferred stock into one share of common stock (1:1), as adjusted for the dilutive effects of additional stock subsequent to the original issuance of the series B shares on December 17, 2010. The Series B Preferred conversion ratio shall be adjusted to a price determined by multiplying such Conversion Price by a fraction, the numerator of which shall be the number of shares of Common Stock Outstanding (meaning (1) outstanding Common Stock, (2) Common Stock issuable upon conversion of outstanding Preferred Stock, (3) Common Stock issuable upon exercise of outstanding stock options (including Common Stock issuable upon the conversion of shares or other securities issued pursuant to the exercise of outstanding stock options) and (4) Common Stock issuable upon exercise (and, in the case of warrants to purchase Preferred Stock or other securities, conversion) of outstanding warrants. Shares described in (1) through (4) above shall be included whether vested or unvested, whether contingent or non-contingent and whether exercisable or not yet exercisable.) immediately prior to such issuance plus the number of shares of Common Stock that the aggregate consideration received by this Corporation for such issuance would purchase at such Conversion Price; and the denominator of which shall be the number of shares of Common Stock Outstanding immediately prior to such issuance plus the number of shares of such Additional Stock. The maximum shares of common stock convertible are to be reserved from the authorized shares. As of March 31, 2013, the Series B shares were convertible into 5,544,702 shares of common stock based on a modified conversion ratio of approximately 1.275 due to the dilutive reset provisions, which were reserved from the authorized shares.

Preferred Stock

No preferred shares were issued during the years ended December 31, 2012 and 2011.

Common Stock Authorized

The Company has 150,000,000 shares of common stock authorized, of which 69,488,757 shares were issued and outstanding and 85,035,350 shares were reserved as of December 31, 2012.

Common Stock Issuances (2012)

On December 14, 2012, the Company issued 833,333 shares of common stock pursuant to the conversion of $20,000 of outstanding principal on the First Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On December 12, 2012, the Company granted 200,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $10,000 based on the closing price of the Company’s common stock on the date of grant.

On December 12, 2012, the Company granted 20,000 shares of restricted common stock to an employee for services provided. The total fair value of the common stock was $1,000 based on the closing price of the Company’s common stock on the date of grant.

On December 12, 2012, the Company granted 50,000 shares of restricted common stock to an employee for services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On December 12, 2012, the Company issued 150,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $7,500 based on the closing price of the Company’s common stock on the date of grant.

On November 26, 2012, the Company issued 454,545 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the First Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On November 6, 2012, the Company granted 73,000 shares of restricted common stock as a debt offering cost on the Dutchess Capital convertible debt financing. The total fair value of the common stock was $5,110 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012, the Company granted 100,000 shares of restricted common stock to a consultant for services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012, the Company granted another 100,000 shares of restricted common stock to a consultant for services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012, the Company granted 50,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012, the Company granted another 50,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012, the Company issued 150,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $12,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012, the Company granted 50,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012, the Company granted 50,000 shares of free trading common stock to a consultant for video production services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012, the Company’s Board of Directors granted the issuance of 250,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $20,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012, the Company’s Board of Directors granted the issuance of 312,500 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On August 28, 2012, the Company granted 200,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $22,000 based on the closing price of the Company’s common stock on the date of grant.

On August 28, 2012, the Company granted 75,000 shares of free trading common stock to a consultant for business development services provided. The total fair value of the common stock was $8,250 based on the closing price of the Company’s common stock on the date of grant.

On August 28, 2012, the Company granted 50,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $5,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012, the Company granted 25,000 shares of restricted common stock to a consultant for services provided. The total fair value of the common stock was $3,750 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012, the Company granted 150,000 shares of restricted common stock to a consultant for services provided. The total fair value of the common stock was $22,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012, the Company issued 50,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $7,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012, the Company issued 70,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $10,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012, the Company granted 25,000 shares of free trading common stock to a consultant for services provided. The total fair value of the common stock was $3,750 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012, the Company granted 100,000 shares of free trading common stock to a consultant for services provided. The total fair value of the common stock was $15,000 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012, the Company’s Board of Directors granted the issuance of 143,154 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $21,473 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012, the Company’s Board of Directors granted the issuance of 91,800 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $13,770 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012, the Company granted 175,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $8,750 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012, the Company issued 500,000 shares of restricted common stock for business development services provided. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012, the Company issued 500,000 shares of restricted common stock to another consultant for business development services provided. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012, the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012, the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012, the Company issued 50,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012, the Company issued 50,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On April 20, 2012, the Company sold 120,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $12,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The fair value of the common stock warrants using the Black-Scholes option-pricing model is $5,810, or $0.0484 per share, based on 176% volatility and a 0.40% risk-free interest rate.

On April 18, 2012, the Company issued 600,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $42,000 based on the closing price of the Company’s common stock on the date of grant. The Company retained the right to re-purchase the shares for $42,000 during the next six months.

On February 29, 2012, the Company granted 50,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on May 14, 2012.

On February 29, 2012, the Company granted 50,000 shares of free trading common stock for Information Technology services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on May 14, 2012.

On February 29, 2012, the Company’s Board of Directors granted the issuance of 650,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $52,000 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012, the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $40,000 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012, the Company granted 25,000 shares of restricted common stock to an employee as a bonus for services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012, the Company granted 15,000 shares of restricted common stock to an employee as a bonus for services provided. The total fair value of the common stock was $1,200 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012, the Company granted 130,800 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $10,464 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012, the Company granted 100,000 shares of restricted common stock to a consultant for Information Technology services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant.

On February 14, 2012, the Company sold 80,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $8,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The fair value of the common stock warrants using the Black-Scholes option-pricing model is $5,870, or $0.0734 per share, based on 168% volatility and a 0.40% risk-free interest rate.

On January 15, 2012, the Company sold 250,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $25,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The fair value of the common stock warrants using the Black-Scholes option-pricing model is $17,968, or $0.0719 per share, based on 163% volatility and a 0.34% risk-free interest rate.

Common Stock Issuances (2011)

On September 30, 2011, the Company’s Board of Directors granted 1,200,000 restricted shares of the Company’s common stock to Peter Heumiller, the Company’s former President and COO as a compensation bonus, vesting in 1/17th monthly increments over the remaining term of Mr. Heumiller’s employment agreement. The total fair value of the common stock was $108,000 based on the closing price of the Company’s common stock on the date of grant, and is being amortized over the vesting period. The Company recognized $19,059 of compensation expense during the year ended December 31, 2011. The Company issued 211,765 vested shares on December 30, 2011. The total fair value of the common stock was $18,848 based on the closing price of the Company’s common stock on the date of grant. Mr. Heumiller resigned on January 1, 2012 and the remaining unvested shares were forfeited.

On August 26, 2011, the Company’s Board of Directors granted the issuance of 100,000 shares of restricted common stock to Peter Heumiller, the Company’s former President and COO as a compensation bonus. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant.

On August 26, 2011 the Company’s Board of Directors granted the issuance of 897,500 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $71,800 based on the closing price of the Company’s common stock on the date of grant.

On August 26, 2011, the Company’s Board of Directors granted the issuance of 25,000 shares of restricted common stock to an independent contractor for business development services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company’s common stock on the date of grant.

On August 26, 2011, the Company’s Board of Directors granted the issuance of 35,000 shares of restricted common stock to an independent contractor for business development services provided. The total fair value of the common stock was $2,800 based on the closing price of the Company’s common stock on the date of grant.

On August 26, 2011, the Company’s Board of Directors granted the issuance of 25,000 shares of restricted common stock to an independent contractor for merchandise and product sales & services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company’s common stock on the date of grant.

On August 26, 2011, the Company’s Board of Directors granted the issuance of 25,000 shares of restricted common stock to an independent contractor for merchandise and product sales & services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company’s common stock on the date of grant.

On August 26, 2011, the Company’s Board of Directors granted the issuance of 50,000 shares of free trading common stock to an independent contractor for accounting services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant.

On August 26, 2011, the Company’s Board of Directors granted 1,000,000 restricted shares of the Company’s common stock to an independent contractor as part of an investor relations program that includes developing nine areas of communications to bring awareness to the Company’s business, vesting in fifteen monthly increments. The total fair value of the common stock was $80,000 based on the closing price of the Company’s common stock on the date of grant, and is being amortized over the vesting period. The Company recognized $21,333 of public relations expense during the year ended December 31, 2011, with the issuance of 66,667 vested shares on September 26, 2011 and 266,667 vested shares on December 30, 2011.

On May 23, 2011, the Company’s Board of Directors granted the issuance of 65,000 shares of restricted common stock, along with a cash payment of $10,000 to a consultant to establish a series of events that will provide media content development opportunities. The total fair value of the common stock was $10,400 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on July 29, 2011.

On May 23, 2011, the Company’s Board of Directors granted the issuance of 65,000 shares of restricted common stock to a consultant to establish a series of events that will provide media content opportunities. The total fair value of the common stock was $10,400 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on July 29, 2011.

On May 23, 2011, the Company’s Board of Directors granted the issuance of 50,000 shares of restricted common stock to an independent contractor for business development services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on July 29, 2011.

On April 20, 2011, the Company sold 869,565 shares of common stock, along with warrants to purchase 869,565 shares of common stock at $0.41 per share, exercisable over a 36 month term from the date of purchase to the Company’s CEO in exchange for total proceeds of $200,000 based on a $0.23 per share sales price. The Company’s closing stock price on the date of sale was $0.17 per share. The shares were subsequently issued on July 20, 2011.

On April 18, 2011, the Company’s Board of Directors granted the issuance of 50,000 shares of free trading common stock to an independent contractor for video production services provided. The total fair value of the common stock was $8,500 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on July 20, 2011.

On February 8, 2011, the Company’s Board of Directors issued 35,000 shares of restricted common stock to an independent contractor for video editing services provided. The total fair value of the common stock was $6,650 based on the closing price of the Company’s common stock on the date of grant.

On February 8, 2011, the Company’s Board of Directors issued 50,000 shares of restricted common stock to an employee as a bonus for administration services provided. The total fair value of the common stock was $9,500 based on the closing price of the Company’s common stock on the date of grant.

On February 8, 2011, the Company’s Board of Directors issued 35,000 shares of restricted common stock to an employee as a bonus for administration services provided. The total fair value of the common stock was $6,650 based on the closing price of the Company’s common stock on the date of grant.

On February 8, 2011, the Company’s Board of Directors issued 10,000 shares of restricted common stock to an employee as a bonus for administration services provided. The total fair value of the common stock was $1,900 based on the closing price of the Company’s common stock on the date of grant.

On February 8, 2011, the Company’s Board of Directors issued 15,000 shares of restricted common stock to an independent contractor for video production services provided. The total fair value of the common stock was $2,850 based on the closing price of the Company’s common stock on the date of grant.

On February 8, 2011, the Company’s Board of Directors issued 90,000 shares of restricted common stock to the Company’s major vendor in satisfaction for video production services provided. The total fair value of the common stock was $17,100 based on the closing price of the Company’s common stock on the date of grant.

On February 8, 2011, the Company’s Board of Directors issued 25,000 shares of free trading common stock to an independent contractor for office support services provided. The total fair value of the common stock was $4,750 based on the closing price of the Company’s common stock on the date of grant.

On February 8, 2011, the Company’s Board of Directors granted the issuance of 105,000 shares of free trading common stock to an independent contractor for video production services provided. The total fair value of the common stock was $19,950 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on April 20, 2011.

On February 8, 2011, the Company’s Board of Directors granted the issuance of 20,000 shares of free trading common stock to an independent contractor for video production services provided. The total fair value of the common stock was $3,800 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on April 20, 2011.

Common Stock Cancellations (2012)

On May 16, 2012, the Company cancelled 361,765 shares for non-performance of services commensurate with the departure of one of the Company’s Officers.

Common Stock Cancellations (2011)

On August 26, 2011, the Company cancelled 1,500,000 shares for non-performance of services.

On August 26, 2011, the Company cancelled 15,000 shares for non-performance of services.

On August 26, 2011, the Company cancelled 75,000 shares for non-performance of services.